Income tax	12 Months Ended
Dec. 31, 2025
Income Tax
Income tax

8.	Income tax

The major components of income tax during the years ended December 31, 2025, 2024 and 2023, are the following:

Consolidated statements of income and comprehensive income

Consolidated statement of income

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Current income tax

Income tax charge for the year	(89,168,362)	(104,404,714)	(91,182,975)
Variation between provision and tax return	31,534,302 (1)	6,504,375	(1,872,919)

Deferred income tax
Related to the net variation in temporary differences	(42,546,361)	(9,256,644)	41,669,375
Income tax	(100,180,421)	(107,156,983)	(51,386,519)

Consolidated statement of comprehensive income

Deferred income tax	(151,383)	(744,031)	1,158,378
Income tax (charged) credited to other comprehensive income	(151,383)	(744,031)	1,158,378

(1) Includes 29,426,565 corresponding to the inflation adjustment of tax loss carryforwards.

The reconciliation between income tax in the consolidated statement of income and the accounting income multiplied by the statutory income tax rate for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Income before income tax	453,028,460	187,735,965	469,513,840

At statutory income tax rate 35%	(158,559,962)	(65,707,588)	(164,329,845)
Effect of dividends received from associates	—	1,053,956	9,621,245
Spin-off of ECOGAS Group (Note 3.1)	61,109,993	—	—
Effect related to the discount of income tax payable	(4,401,779)	12,559,872	(5,924,104)
Variation between provision and tax return	31,534,302	6,504,375	(1,872,919)
Tax inflation adjustment and accounting inflation effect	(32,960,565)	(72,676,152)	(46,625,886)
Used tax-loss carryforwards	18,738,335	11,369,232	4,608,990
Non- taxable financial earnings	—	—	55,521,109
Results from growth and revaluation of biological assets	(30,453,307)	4,792,321	11,595,534
Business combination tax effects	—	—	72,836,324
Others	14,812,562	(5,052,999)	13,183,033
Income tax for the year	(100,180,421)	(107,156,983)	(51,386,519)

Deferred income tax

Deferred income tax relates to the following:

	Consolidated statement of financial position		Consolidated statement of income and statement of other comprehensive income
	12-31-2025	12-31-2024	2025	2024	2023
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	405,778	54,220	351,557	(637,004)	31,405
Other financial assets	(50,186,515)	(882,229)	(49,304,286)	(753,276)	815,416
Provisions and others	(16,140,919)	(14,340,012)	(1,800,907)	3,484,994	890,200
Employee benefit liability	4,791,236	4,709,181	82,055	785,843	(1,104,539)
Investments in associates	—	(40,272,898)	40,272,898	(6,719,862)	3,465,392
Property, plant and equipment - Material & spare parts - Intangible assets	(173,225,124)	(140,197,471)	(33,027,651)	27,615,088	7,574,387
Deferred tax income	(18,940,885)	(25,328,717)	6,387,832	31,265,571	(8,580,407)
Tax loss carry-forward	9,718,562	16,709,366	(6,990,804)	(67,807,127)	29,035,135
Tax inflation adjustment - Asset	385,342	5,603	379,740	(161,447)	(915,374)
Tax inflation adjustment - Liability	(8,069)	(959,892)	951,822	2,926,545	11,616,138
Deferred income tax expense			(42,697,744)	(10,000,675)	42,827,753
Deferred income tax liabilities, net	(243,200,594)	(200,502,849)

Deferred income tax liability, net, disclosed in the consolidated statement of financial position

	Consolidated statement of financial position
	12-31-2025	12-31-2024
	ARS 000	ARS 000

Deferred income tax asset	4,177,107	8,448,593
Deferred income tax liability	(247,377,701)	(208,951,442)
Deferred income tax liability, net	(243,200,594)	(200,502,849)

As of December 31, 2025, the Group holds tax loss carryforwards in its subsidiaries amounting to 61,731,067, which may be utilized against future taxable income. However, the Group has considered that there is no certainty regarding the existence of future taxable income against which tax loss carryforwards amounting to 33,963,746 may be applied; therefore, the corresponding deferred tax asset has not been recognized.

The subsidiaries CP Achiras S.A.U. and PS Cafayate S.R.L. enrolled in ARCA’s payment plan, which is governed by Resolution No. 5684 published on April 30, 2025. The related liability is included under “Income tax payable” within current and non-current liabilities and amounted to 9,908,906 as of December 31, 2025.